united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Superfund Managed Futures Strategy Fund

Class A Shares (SUPRX)

Class I Shares (SUPIX)

Semi-Annual Report

April 30, 2022

1-855-61-SUPER

www.SuperfundUS.com

Dear Shareholders:

We are pleased to provide you with the Semi-Annual Report for the Superfund Managed Futures Strategy Fund (the “Fund”). The Fund’s return for the six-month period from November 1, 2021 to April 30, 2022 was positive, returning 1.96% and 1.94% for Class A shares and Class I shares respectively. The Fund outperformed its benchmark, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index *, which returned 0.07% for the same time period.

Performance Review

November 2021

The Fund underperformed in its Stock Indices positions in November, as market sentiments shifted negatively as news of the new COVID-19 omicron variant emerged; and undermined the gains achieved by major global indices earlier in the month. Inflation concerns prompted most major central banks to continue their rhetoric on tightening monetary policy, leading some 10-year government Bond yields to end the month lower as markets switched to risk-off mode over the new variant. As a result, Bonds proved to be the best performing sector for the Fund due to the taking advantage of rising prices. In the Commodities sector, the monthly decline for oil prices was the worst since March 2020 in response to both the new variant, and President Joe Biden’s announcement that the US will release barrels of oil from its oil reserves to address its nation’s lack of supply. This led to an underperformance of the Fund’s positions in the Energy sector. Other Commodities suffered due to weaker market sentiments and demand concerns, leaving the Fund to produce negative returns in this sector. As investors sought refuge in safe-haven currencies and positioned towards tighter monetary policies, the US dollar strengthened against most market currencies, as did the Japanese yen. Unfortunately, the Fund’s positions in the Currencies sector posted overall negative returns for November. The Fund ended the month with -5.87% and -5.90% for classes A and I, respectively.

December 2021

As with the beginning of 2021, the year came to an end with the new Covid-19 variant dominating the news. While the discovery of this new variant initially created strong market movements, its apparent weaker symptoms soon improved investor sentiments and translated to positive returns for major global indices. Stock Indices was the best performing sector for the Fund. These Stock Indices were bolstered by positions in European indices that performed strongly in December. In Bonds, U.S. yields rose on the back of the continued inflation surge, and the U.S. Federal Reserve hawkish outlook on rate hikes in 2022. The Bonds sector was the worst performing sector for the Fund, which was dragged down by performances in European Bonds. Commodities proved to be a positive performer for the Fund, as the sector saw strong positive price movements in meat and grain markets. Energy markets also had strong gains as natural gas supplies from Russia remained limited due to geopolitical tension. In Japan, while the yen’s depreciation has helped increased profits on overseas businesses and helped support a rise in stocks for the month, the fall in price of the safe-haven assets went against positions held by the Fund, and contributed to the overall negative returns experienced in the Currencies sector, and hence the Fund performed negatively for the month with -1.09% and -1.08% for classes A and I, respectively.

January 2022

The month of January saw markets heavily focused on inflation and geopolitical concerns. U.S. inflation rose as the U.S. economy expanded in the fourth quarter of 2021. Global Bond yields were propelled higher as U.S Treasuries ended the month in a slump, with the U.S. Federal Reserve leaving rates unchanged. For the Fund, the most notable performances were in its energy positions as oil prices reached their highest level since 2014 amid much concern

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

that Russia may restrict energy supplies to Europe, if it is subjected to sanctions resulting from its recent moves to possibly invade Ukraine. Overall, the Fund ended the month positively for both classes A and I with 1.45% and 1.44% respectively.

February 2022

The Russia-Ukraine conflict heralded fresh challenges to a global recovery that was already struggling from the ongoing Covid-19 pandemic. As investors grappled to assess the potential impact of Russia’s invasion and consequent sanctions, equity markets tumbled and were the bottom performers for the Fund. Overall, the Fund underperformed in its Stock Indices positions for February. Bond yields saw some volatility through the month as yields initially rose due to hawkish moves by major central banks, but declined slightly as geopolitical tensions increased throughout the month. The Fund benefited and posted overall positive performance in its Bonds positions. In the Commodities sector, global wheat and oil prices soared as the conflict threatened to disrupt supply chains and induced fears of shortages. Gold also performed well, given its safe-haven status during this period of uncertainty. Overall, the Fund posted positive returns in the Commodities sector. In the Currencies sector, the US dollar weakened against the currencies of commodity producers such as Australia and South Africa, but remained flat against most major currencies. Meanwhile the Russian ruble collapsed after heavy sanctions were imposed. Overall, the Fund achieved positive performances for the month of 1.55% and 1.65% in class A and class I respectively.

March 2022

March’s financial headlines were dominated by the Ukrainian war, inflation, Covid resurgences, and the direct impacts on the markets. Even with current events however, global equities advanced this month, with some indices showing small gains for the first time in 2022. The Fund saw positive returns in its Stock Indices positions, with oversold equities in China. In the US, inflation remained persistent as Russia’s invasion of Ukraine continued to add supply chain and inflationary pressures, which left the US Federal Reserve - as well as other major central banks - with no choice but to continue with rate hikes this year. Global government Bond yields rose in March as a result, and with the resulting fall in Bond prices, the Fund’s short positions generated positive returns. Crude oil prices remained high this month, and western nations were driven to find alternatives to their dependence on Russian gas and oil. Overall, the Fund ended the month strong, with positive returns seen in all invested sectors. The Fund closed the month with 5.76% and 5.68% in both class A and class I respectively.

April 2022

Within the month of April, global food costs continued to trend higher as fears of food insecurity in developing nations began to take hold. In the U.S, the economy contracted unexpectedly as government spending waned. Global equities declined as market volatility surged higher, while expectations that the U.S Federal Reserve will intensify its rate hike pace propelled the U.S dollar and Treasury yields higher; leading to losses on the Fund’s Bond positions. In commodities, Russia halted its natural gas shipments to Poland and Bulgaria as these nations refused to comply with Russia’s demand for paying for fuel in rubles. Furthermore, China continues to implement lockdown measures in an effort to curb new surges of the Coronavirus. While the strong performance of the Fund’s positions

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

in gas and oil helped to limit losses, the Fund ended the month with an overall sub-par performance with -1.67% and -1.65% for classes A and I respectively.

Strategy Summary

To pursue its investment objective, the Fund uses a managed futures strategy and principally invests in U.S. and international, including emerging market, commodity, and financial futures and foreign currency markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy, grains and agricultural sectors.

To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. The Adviser’s trading strategy analyzes data from more than 120 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments.

Impact of COVID-19 Pandemic

Although there can be no assurances and past performances do not guarantee future results, we believe the impact on the Fund’s overall performance of adverse developments in specific market sectors can be mitigated by the Fund’s diversified asset allocation and risk management strategy. As an example, the Fund’s performance in January 2022 was positive amidst the effects of the new Covid-19 variant, omicron, and performances continued positively into February and March 2022 even with the arrival of the Russian-Ukrainian conflict but flattened out ending April 2022. During the reporting period, none of the services provided by the Fund’s Adviser or any of its third-party service providers were disrupted as a result of the COVID-19 pandemic.

Thank you for your investment in Superfund Managed Futures Strategy Fund.

Mahendra Singh
Chief Compliance Officer
Superfund Advisors, Inc.

*	Glossary of Indices mentioned in this document:

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	Tracks the performance of the U.S. dollar denominated U.S. Treasury Bills remaining term to final maturity of 3 months

The views expressed in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events, such as the performance of the economy on the whole and of specific industry sectors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict.

9236-NLD 06/09/2022

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Superfund Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2022

The Fund’s performance figures* for the six months ended April 30, 2022, as compared to its benchmark:

			Annualized
	Six Months	One Year	Three Years	Five Years	Since Inception(a)
Class A	1.96%	9.09%	14.28%	13.01%	6.61%
Class A with 5.75 % load(b)	(3.87)%	2.84%	12.05%	11.68%	5.85%
Class I	1.94%	9.09%	14.29%	13.12%	6.76%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(c)	0.07%	0.08%	0.75%	1.12%	0.74%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the fee waiver noted below. Past performance is no guarantee of future results. The Fund’s total annual operating expenses prior to expense waivers are 3.24% and 2.99% for Class A and Class I shares, respectively, per the March 1, 2022 prospectus (as amended). For performance information current to the most recent month-end, please call toll-free 1-855-61-SUPER.

The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including distribution and service (12b-1) fees and acquired fund fees and expenses, until February 28, 2023 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 28, 2023. These agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. There is no guarantee that any of these expense limitation and fee waiver arrangements will continue in place after February 28, 2023, at which time it will be determined whether such agreements will be renewed or revised.

(a)	Superfund Managed Futures Strategy Fund Class A shares and Class I shares commenced operations on December 31, 2013.

(b)	Effective as of February 28, 2020, the Fund has waived the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described in the Fund’s prospectus.

(c)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.

The Fund’s asset classes are as follows:

Holdings by Asset Class	% of Net Assets
Other Assets Less Liabilities (1)	100.0%
100.0%

(1)	The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities”; however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2022

FUTURES CONTRACTS

				Fair Value / Unrealized
Number of Long		Expiration	Notional	Appreciation
Contracts ^	Description	Date	Amount	(Depreciation)
3	CBOE Volatility Index	May-22	94,946	$7,046
62	CBOT 10 Year US Treasury Note +	Jun-22	7,387,672	(16,361)
18	CBOT Corn +	Jul-22	732,150	20,764
3	CBOT Oats +	Jul-22	97,537	(8,246)
3	CBOT Rough Rice +	Jul-22	104,850	3,730
13	CBOT Soybean +	Jul-22	1,095,088	10,900
6	CBOT Soybean Meal +	Jul-22	259,380	(8,960)
7	CBOT US Long Bond +	Jun-22	984,816	(856)
2	CME Euro FX/British Pound Cross Rate Currency +	Jun-22	210,113	(1,358)
1	CME Euro FX/Japanese Yen Cross Rate Currency +	Jun-22	17,112,500	(188)
3	CME Lean Hogs +	Jun-22	127,650	(11,610)
1	CME Live Cattle +	Jun-22	53,060	(1,340)
42	CME Mexican Peso Currency +	Jun-22	1,023,540	(10,606)
2	CME Yen Denominated Nikkei 225 Index	Jun-22	26,730,000	(2,909)
10	Cocoa +	Jul-22	180,600	816
5	COMEX Gold 100 Troy Ounces +	Jun-22	955,850	(30,510)
23	Eurex 10 Year Euro BUND +	Jun-22	3,532,570	(21,930)
1	Eurex DAX Index	Jun-22	352,250	(6,211)
6	Eurex EURO STOXX 50	Jun-22	224,160	(3,360)
1	Eurex Swiss Federal Bond +	Jun-22	151,310	(4,407)
3	Euro-BTP Italian Bond +	Jun-22	391,020	(23,550)
8	Euronext CAC 40 Index	May-22	518,120	(5,546)
8	Euronext Milling Wheat +	Sep-22	152,000	10,142
1	FTSE 100 Index	Jun-22	75,130	(176)
3	HKG Hang Seng Index	May-22	3,150,450	10,679
4	ICE Brent Crude Oil +	May-22	428,560	(4,100)
1	ICE Brent Crude Oil +	Jun-22	105,450	1,600
2	ICE Gas Oil +	May-22	245,450	17,825
3	LME Copper +	Jun-22	732,712	(22,025)
1	LME Lead +	Jun-22	56,487	(2,175)
1	LME Nickel +	Jun-22	190,500	25,530
8	LME Primary Aluminum +	Jun-22	608,650	(40,763)
5	LME Zinc +	Jun-22	515,656	10,744
1	MDE Crude Palm Oil +	Jul-22	177,600	3,370
77	MDE Kuala Lumpur Composite Index	May-22	6,156,150	11,636
2	MEFF Madrid IBEX 35 Index	May-22	171,390	1,300
2	MGE Red Wheat +	Jul-22	116,600	(1,225)
2	Montreal Exchange 10 Year Canadian Bond +	Jun-22	252,720	(585)
1	Montreal Exchange S&P/TSX 60 Index	Jun-22	250,400	(2,615)
1	NYBOT CSC C Coffee +	Jul-22	83,288	(2,813)
17	NYBOT CSC Cocoa +	Jul-22	436,390	7,570
7	NYBOT CSC Number 11 World Sugar +	Jun-22	150,136	(6,395)
11	NYBOT CTN Number 2 Cotton +	Jul-22	800,965	27,995
2	NYMEX Brent Crude Oil Last Day Future Contract +	May-22	214,280	(2,837)
6	NYMEX Henry Hub Natural Gas +	May-22	434,640	13,610
1	NYMEX Henry Hub Natural Gas +	Jun-22	73,550	1,375
5	NYMEX Light Sweet Crude Oil +	May-22	523,450	14,080
1	NYMEX Light Sweet Crude Oil +	Jun-22	102,940	3,105
2	NYMEX NY Harbor ULSD +	Jun-22	310,590	20,677
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB +	Jun-22	141,725	6,237
5	OSE Gold +	Dec-22	39,065,000	2,475
1	OSE Gold +	Feb-23	7,816,000	(312)
2	OSE Platinum +	Dec-22	3,773,000	(3,017)
7	Robusta Coffee Future 10-Tonne +	Jul-22	147,490	900
7	SFE S&P ASX Share Price Index	Jun-22	1,296,575	(6,182)
15	SGX FTSE Taiwan Index	May-22	874,350	4,200
3	SGX Nifty 50 Index	May-22	102,759	(48)
5	TSE Japanese 10 Year Bond +	Jun-22	748,100,000	8,493
5	WCE Canola +	Jul-22	118,810	2,509

	Net Unrealized Depreciation from Long Futures Contracts			$(3,908)

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

FUTURES CONTRACTS

				Fair Value / Unrealized
Number of Short		Expiration	Notional	Appreciation
Contracts ^	Description	Date	Amount	(Depreciation)
(21)	CBOT 2 Year US Treasury Note +	Jun-22	4,427,052	$(1,398)
(5)	CBOT 5 Year US Treasury Note +	Jun-22	563,360	1,130
(3)	CBOT Soybean Oil +	Jul-22	151,524	(9,558)
(2)	CBOT Wheat +	Jul-22	105,575	3,175
(3)	CME Australian Dollar Currency +	Jun-22	212,610	2,517
(12)	CME British Pound Currency +	Jun-22	944,925	25,822
(2)	CME Canadian Dollar Currency +	Jun-22	155,810	310
(2)	CME E-mini Russell 2000 Index	Jun-22	186,130	7,887
(6)	CME Euro Foreign Exchange Currency +	Jun-22	794,175	26,360
(12)	CME Feeder Cattle +	Aug-22	1,009,650	25,429
(16)	CME Japanese Yen Currency +	Jun-22	1,547,000	65,912
(1)	CME Live Cattle +	Aug-22	54,110	100
(23)	CME New Zealand Dollar Currency +	Jun-22	1,487,410	75,270
(1)	CME Random Length Lumber +	Jul-22	100,650	3,971
(10)	CME Swiss +	Jun-22	1,289,875	31,990
(2)	CME Ultra Long Term US Treasury Bond +	Jun-22	320,876	2,062
(3)	COMEX Copper +	Jul-22	330,638	2,712
(31)	Eurex 2 Year Euro SCHATZ +	Jun-22	3,414,495	7,618
(5)	Eurex 30 Year Euro BUXL +	Jun-22	854,900	28,959
(10)	Eurex 5 Year Euro BOBL +	Jun-22	1,271,800	7,257
(1)	Euronext Amsterdam Index	May-22	141,294	1,260
(8)	Euronext Maize +	Jun-22	139,700	(9,409)
(8)	Euronext Rapeseed +	Jul-22	344,100	1,518
(11)	French Government Bond +	Jun-22	1,604,240	59,765
(15)	FVSA index - Mini-Futures on VSTOXX	May-22	46,425	(4,761)
(3)	HKG Hang Seng China Enterprises Index	May-22	1,091,250	(9,341)
(1)	ICE WTI Crude Oil +	May-22	104,690	2,140
(1)	KCBT Hard Red Winter Wheat +	Jul-22	55,287	413
(2)	LME Copper +	Jun-22	488,475	38,038
(4)	LME Lead +	Jun-22	225,950	15,400
(1)	LME Nickel +	Jun-22	190,500	(51,210)
(9)	LME Primary Aluminum +	Jun-22	684,731	93,094
(6)	LME Zinc +	Jun-22	618,788	(11,513)
(5)	Long Gilt +	Jun-22	592,200	(902)
(3)	NYBOT FINEX United States Dollar Index +	Jun-22	308,889	261
(3)	NYMEX Platinum +	Jul-22	140,940	5,490
(8)	OML Stockholm OMXS30 Index	May-22	1,645,400	514
(8)	OSE Nikkei 225 mini	Jun-22	21,496,000	(4,030)
(6)	SAFEX FTSE/JSE Top 40 Index	Jun-22	3,949,260	6,901
(4)	SFE 10 Year Australian Bond +	Jun-22	387,340	4,011
(6)	SFE 3 Year Australian Bond +	Jun-22	582,870	1,627
(6)	SGX FTSE China A50	May-22	80,934	(3,620)
(4)	SGX MSCI Singapore Index	May-22	125,520	(1,356)
(1)	TSE TOPIX (Tokyo Price Index)	Jun-22	19,030,000	(3,056)
(2)	White Sugar +	Jul-22	52,940	595

	Net Unrealized Appreciation on Short Futures Contracts			$439,354
	Net Unrealized Appreciation on Futures Contracts			$435,446

+	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

^	All collateral for open futures contracts consists of cash included as deposits with the broker.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

FUTURES CONTRACTS

BOBL - Bundes Obligation
BTP - Business Transaction Protocol
CAC - French Stock Market Index
CBOE - Chicago Board Options Exchange
CBOT - Central Bank of Turkey
CME - Chicago Mercantile Exchange
COMEX - Commodity Exchange
CSC - Canadian Securities Course
CTN - Customer Transaction Note
DAX - Deutscher Aktienindex
FINEX- Financial Instruments Exchange
FTSE - Financial Times Stock Exchange
IBEX - Spanish Stock Index
ICE - Intercontinental Exchange Inc.
JSE - Johannesburg Stock Exchange
KCBT - Kansas City Board of Trade
LME - London Metal Exchange
MDE - Mylaysia Derivatives Exchange
MEFF - Mercado Español de Futuros Financieros
MGE - Minneapolis Grain Exchange
NASDAQ - National Association of Securities Dealers Automated Quotations
NYBOT - The New York Board of Trade
NYMEX - The New York Mercantile Exchange
OAT - Obligations Assimilables Du Tresor
OMXS - Stockholm Index
OSE - Osaka Securities Exchange
RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
S&P - Standard & Poor’s
SAFEX - South Asian Federation of Stock Exchanges
SFE - Sydney Futures Exchange
SGX - Stock Exchange of Singapore
STOXX - Stock Index of Eurozone Stocks
TSE - Tokyo Stock Exchange
TSX - Toronto Stock Exchange
ULSD - Ultra Low Sulfur Diesel
VSTOXX - Volatility Derivatives on Eurex Exchange
WCE - Winnipeg Commodity Exchange
WTI - West Texas Intermediate

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Forward Foreign Currency Contracts

TO BUY:

						Unrealized
Settlement		Currency Units to				Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/15/2022	ADM	200,000	AUD	141,402	USD	$(4,117)
6/15/2022	INTL FCStone	1,200,000	BRL	239,362	USD	13,184
6/15/2022	ADM	600,000	CAD	466,986	USD	(9,863)
6/15/2022	ADM	100,000	CHF	103,047	USD	(380)
6/15/2022	INTL FCStone	60,000,000	CLP	69,783	USD	(474)
6/15/2022	INTL FCStone	2,400,000	CNH	359,002	USD	(18,594)
6/15/2022	ADM	3,000,000	CZK	127,873	USD	(535)
6/15/2022	ADM	600,000	DKK	85,263	USD	(3,913)
6/15/2022	ADM	100,000	EUR	105,682	USD	(5,014)
6/15/2022	ADM	40,000,000	HUF	110,886	USD	(6,794)
6/15/2022	INTL FCStone	11,000,000,000	IDR	753,797	USD	(10,214)
6/15/2022	INTL FCStone	20,000,000	INR	259,998	USD	(1,816)
6/15/2022	ADM	10,000,000	JPY	77,188	USD	(7,524)
6/15/2022	INTL FCStone	400,000,000	KRW	316,716	USD	(7,586)
6/15/2022	ADM	7,500,000	MXN	364,347	USD	(487)
6/15/2022	ADM	1,800,000	NOK	191,913	USD	(10,644)
6/15/2022	ADM	200,000	NZD	129,062	USD	(7,540)
6/15/2022	INTL FCStone	800,000	PEN	207,351	USD	(10,159)
6/15/2022	INTL FCStone	42,000,000	PHP	797,527	USD	(10,491)
6/15/2022	ADM	400,000	PLN	89,747	USD	572
6/15/2022	ADM	600,000	SEK	61,187	USD	(2,961)
6/15/2022	ADM	200,000	SGD	144,606	USD	(485)
6/15/2022	INTL FCStone	9,000,000	TWD	306,717	USD	(11,820)
6/15/2022	ADM	3,000,000	ZAR	189,150	USD	(7,947)
				$5,698,592		$(125,602)

TO SELL:

						Unrealized
Settlement		Currency Units to				Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
6/15/2022	ADM	300,000	AUD	220,293	USD	8,190
6/15/2022	INTL FCStone	1,200,000	BRL	237,413	USD	(1,948)
6/15/2022	ADM	800,000	CAN	629,729	USD	7,080
6/15/2022	ADM	200,000	CHF	218,508	USD	12,414
6/15/2022	INTL FCStone	240,000,000	CLP	284,549	USD	5,416
6/15/2022	INTL FCStone	3,600,000	CNH	552,328	USD	13,826
6/15/2022	INTL FCStone	1,200,000,000	COP	308,108	USD	7,122
6/15/2022	ADM	12,000,000	CZK	523,674	USD	12,184
6/15/2022	ADM	2,400,000	DKK	360,630	USD	19,579
6/15/2022	ADM	300,000	EUR	337,195	USD	20,150
6/15/2022	ADM	200,000	GBP	258,928	USD	7,436
6/15/2022	ADM	80,000,000	HUF	232,731	USD	10,960
6/15/2022	INTL FCStone	11,000,000,000	IDR	754,680	USD	883
6/15/2022	INTL FCStone	70,000,000	INR	907,391	USD	(2,603)
6/15/2022	ADM	40,000,000	JPY	341,359	USD	32,609
6/15/2022	INTL FCStone	500,000,000	KRW	408,376	USD	12,478
6/15/2022	ADM	7,500,000	MXN	357,595	USD	(6,752)
6/15/2022	ADM	3,000,000	NOK	333,225	USD	13,371
6/15/2022	ADM	400,000	NZD	270,700	USD	12,577
6/15/2022	INTL FCStone	1,600,000	PEN	415,465	USD	763
6/15/2022	INTL FCStone	54,000,000	PHP	1,029,559	USD	4,169
6/15/2022	ADM	800,000	PLN	183,243	USD	3,750
6/15/2022	ADM	1,800,000	SEK	188,802	USD	5,242
6/15/2022	ADM	800,000	SGD	585,960	USD	7,536
6/15/2022	INTL FCStone	16,000,000	THB	472,609	USD	6,623
6/15/2022	INTL FCStone	27,000,000	TWD	963,837	USD	43,688
6/15/2022	ADM	6,000,000	ZAR	389,885	USD	11,585
				$11,766,772		$268,328

Net unrealized appreciation on forward foreign currency contracts						$142,726

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Forward Foreign Currency Contracts (Continued)

CROSS CURRENCY CONTRACTS:

			Foreign		Foreign	Unrealized
Settlement		Local Currency	Currency To	Local Currency	Currency To	Appreciation
Date	Counterparty	Amount Purchased	Buy	Amount Sell	Sell	(Depreciation)
6/15/2022	ADM	100,000	AUD	91,610	CAD	$(600)
6/15/2022	ADM	100,000	AUD	8,513,690	JPY	4,986
6/15/2022	ADM	400,000	AUD	433,093	NZD	3,328
6/15/2022	ADM	417,426	GBP	500,000	EUR	(3,512)
6/15/2022	ADM	244,122	GBP	300,000	CHF	(2,166)
6/15/2022	ADM	277,298	CAD	300,000	AUD	3,721
6/15/2022	ADM	490,816	CAD	300,000	GBP	4,771
6/15/2022	ADM	400,000	CAD	36,667,274	JPY	28,299
6/15/2022	ADM	600,000	CHF	492,242	GBP	(694)
6/15/2022	ADM	200,000	CHF	196,707	EUR	(1,789)
6/15/2022	ADM	600,000	CHF	76,437,463	JPY	28,276
6/15/2022	ADM	3,000,000	CZK	121,421	EUR	(446)
6/15/2022	ADM	96,520	EUR	100,000	CHF	(1,042)
6/15/2022	ADM	209,670	EUR	80,000,000	HUF	(189)
6/15/2022	ADM	400,000	EUR	338,736	GBP	(3,220)
6/15/2022	ADM	122,403	EUR	1,200,000	NOK	1,416
6/15/2022	ADM	56,443	EUR	600,000	SEK	(1,537)
6/15/2022	ADM	60,000,000	HUF	159,089	EUR	(1,799)
6/15/2022	ADM	9,092,260	JPY	100,000	AUD	(520)
6/15/2022	ADM	19,718,652	JPY	200,000	CAN	(3,459)
6/15/2022	ADM	38,475,430	JPY	300,000	CHF	(12,157)
6/15/2022	ADM	1,200,000	NOK	121,406	EUR	(363)
6/15/2022	ADM	430,253	NZD	400,000	AUD	(5,161)
6/15/2022	ADM	600,000	SEK	57,405	EUR	520
		137,231,294		207,930,136		$36,663

Net unrealized appreciation on forward foreign currency contracts						$179,389

ADM - ADM Investor Services, Inc.
INTL FCStone - International FCStone, Inc.

AUD - Australian Dollar
BRL - Brazial Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Yuan Reminbi
COP - Columbian Peso
CZK - Czech Koruna
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philppine Peso
PLN - Poland ztoly
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwan New Dollar
USD - U.S. Dollar
ZAR - South African Rand

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2022

ASSETS
Cash	$12,776,223
Cash held for collateral at broker for futures and forward foreign currency contacts	2,127,830
Receivable for Fund shares sold	500
Due from Advisor, net	5,733
Net unrealized appreciation on futures contacts	435,446
Net unrealized appreciation on forward foreign currency contracts	179,389
TOTAL ASSETS	15,525,121

NET ASSETS	$15,525,121

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$15,735,106
Accumulated losses	(209,985)
NET ASSETS	$15,525,121

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,179,272
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	585,603
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$8.84

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.38

Class I Shares:
Net Assets	$10,345,849
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,154,495
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.96

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2022

INVESTMENT INCOME
Interest	$2
TOTAL INVESTMENT INCOME	2

EXPENSES
Investment advisory fees	235,577
Distribution (12b-1) fees: Class A	6,238
TOTAL EXPENSES	241,815

Less: Advisory fees waived by the Advisor	(235,577)
Less: 12b-1 fees waived by the Advisor	(6,238)

NET EXPENSES	—
NET INVESTMENT INCOME	2

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Futures contracts	(207,868)
Forward foreign currency contracts	(164,290)
(372,158)
Net change in unrealized appreciation on:
Futures contracts	327,203
Forward foreign currency contracts	212,079
539,282
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	167,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$167,126

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
FROM OPERATIONS
Net investment income	$2	$6,689
Net realized gain (loss) on investments	(372,158)	3,681,755
Net change in unrealized appreciation on investments	539,282	235,626
Net increase in net assets resulting from operations	167,126	3,924,070

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(869,815)	(495,941)
Class I	(2,208,306)	(1,126,518)
Net decrease in net assets from distributions to shareholders	(3,078,121)	(1,622,459)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	228,149	470,210
Class I	276,144	3,434,288
Net asset value of shares issued in reinvestment of distributions:
Class A	869,815	495,941
Class I	2,025,787	918,070
Redemption fee proceeds:
Class A	3	348
Class I	9	789
Payments for shares redeemed:
Class A	(209,568)	(335,025)
Class I	(2,880,673)	(1,668,444)
Net increase in net assets from shares of beneficial interest	309,666	3,316,177

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,601,329)	5,617,788

NET ASSETS
Beginning of Period	18,126,450	12,508,662
End of Period	$15,525,121	$18,126,450

SHARE ACTIVITY
Class A:
Shares Sold	25,591	47,064
Shares Reinvested	105,305	55,043
Shares Redeemed	(24,627)	(33,793)
Net increase in shares of beneficial interest outstanding	106,269	68,314

Class I:
Shares Sold	30,720	335,593
Shares Reinvested	242,029	100,776
Shares Redeemed	(341,362)	(159,953)
Net increase (decrease) in shares of beneficial interest outstanding	(68,613)	276,416

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
April 30, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
(Unaudited)
Net asset value, beginning of period	$10.56	$9.15	$9.29	$7.34	$10.49	$9.23

Activity from investment operations:
Net investment income (loss) (1)	0.00	(10)	0.00	(10)	0.04	0.07	(0.17)	(0.24)
Net realized and unrealized gain (loss) on investments (4)	0.08	2.59	0.93	1.88	(1.45)	1.98
Total from investment operations	0.08	2.59	0.97	1.95	(1.62)	1.74

Less distributions from:
Net investment income	(1.13)	(1.18)	(1.11)	—	—	(0.48)
Net realized gains	(0.67)	—	—	—	(1.53)	—
Total distributions	(1.80)	(1.18)	(1.11)	—	(1.53)	(0.48)

Paid in capital from redemption fees	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)	—

Net asset value, end of period	$8.84	$10.56	$9.15	$9.29	$7.34	$10.49

Total return (2)	1.96	% (8)	30.58%	11.00%	26.57%	(18.27)%	20.06%

Net assets, at end of period (000s)	$5,179	$5,064	$3,763	$2,926	$2,287	$2,794

Ratio of gross expenses to average net assets (5,7)	3.24	% (9)	3.24%	3.24%	3.24%	3.24	% (3)	3.21	% (3)

Ratio of net expenses to average net assets (5,6)	0.00	% (9)	0.00%	0.00%	0.93%	3.24	% (3)	3.21	% (3)

Ratio of net investment income (loss) to average net assets (5)	0.00	% (9)	0.04%	0.46%	0.77%	(2.01	)% (3)	(2.74	)% (3)

Portfolio turnover rate	0	% (8)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(5)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(6)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Advisor.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Not annualized.

(9)	Annualized.

(10)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
April 30, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
(Unaudited)
Net asset value, beginning of period	$10.68	$9.24	$9.37	$7.40	$10.54	$9.27

Activity from investment operations:
Net investment income (loss) (1)	0.00	(10)	0.00	(10)	0.05	0.10	(0.15)	(0.22)
Net realized and unrealized gain (loss) on investments (4)	0.08	2.62	0.93	1.87	(1.46)	1.99
Total from investment operations	0.08	2.62	0.98	1.97	(1.61)	1.77

Less distributions from:
Net investment income	(1.13)	(1.18)	(1.11)	—	—	(0.50)
Net realized gains	(0.67)	—	—	—	(1.53)	—
Total distributions	(1.80)	(1.18)	(1.11)	—	(1.53)	(0.50)

Paid in capital from redemption fees	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)	—	—

Net asset value, end of period	$8.96	$10.68	$9.24	$9.37	$7.40	$10.54

Total return (2)	1.94	% (8)	30.61%	11.05%	26.62%	(18.07)%	20.41%

Net assets, at end of period (000s)	$10,346	$13,063	$8,747	$7,974	$2,310	$2,818

Ratio of gross expenses to average net assets (5,7)	2.99	% (9)	2.99%	2.99%	2.99%	2.99	% (3)	2.96	% (3)

Ratio of net expenses to average net assets (5,6)	0.00	% (9)	0.00%	0.00%	0.46%	2.99	% (3)	2.96	% (3)

Ratio of net investment income (loss) to average net assets (5)	0.00	% (9)	0.04%	0.48%	1.16%	(1.76	)% (3)	(2.49	)% (3)

Portfolio turnover rate	0	% (8)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return shown excludes the effect of applicable redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(5)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(6)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Advisor.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Not annualized.

(9)	Annualized.

(10)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited)
April 30, 2022

1.	ORGANIZATION

The Superfund Managed Futures Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 31, 2013. The investment objective is to seek positive absolute returns.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will pay an initial sales charge of 1.00% on the purchase. Effective as of February 28, 2020, the Fund waived the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described in the Fund’s prospectus. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee’s application of the fair valuation methodologies employed.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Futures Contracts (1)	$435,446	$—	$—	$435,446
Forward Foreign Currency Contracts (2)	—	179,389	—	179,389
Total	$435,446	$179,389	$—	$614,835

(1)	Represents net unrealized appreciation on futures contracts.

(2)	Represents net unrealized appreciation on forward foreign currency contracts.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Futures Contracts – Among other risks, which are disclosed in the Fund’s prospectus and statements of the additional information, and certain of which are discussed below, the Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk and volatility risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss on future contacts of $207,868. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include Superfund Managed Futures Strategy (Cayman) Fund Ltd. (“Superfund-CFC”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment,

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of Superfund-CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2022	% of Fund Net Assets at April 30, 2022
Superfund-CFC	6/20/2014	$ 3,036,181	19.56%

For tax purposes, Superfund-CFC is an exempted Cayman investment company. Superfund-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Superfund-CFC is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, Superfund-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include but are not limited to active trading risk, asset-backed securities risk, call option risk, commodities risk, counterparty credit risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, expense waiver risk, fixed income risk, foreign (non-U.S.) investment risk, forward and futures contract risk, gap risk, hedging transactions risk, index risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, model risk, put option risk, regulatory risk, short sales risk, sovereign debt risk, subsidiary risk, tax risk, U.S. Government securities risk, valuation risk, volatility risk and written/sold options risk.

In accordance with its investment objective and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines or if a counterparty becomes the subject of insolvency proceedings, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Advisor considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Advisor regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. There is the risk that a counterparty refuses to continue to enter into derivative transactions with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A derivative counterparty may also increase its collateral or margin requirements, due to regulatory

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

requirements or otherwise, which may limit or restrict the Fund’s ability to use, or increase the cost to the Fund of, leverage and thereby reduce the Fund’s investment returns. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Currency Risk – The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to make margin payments and the Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Expense Waiver Risk – The Advisor has agreed to waive all of the Fund’s unitary management fee and to absorb the Fund’s expenses (excluding front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) through February 28, 2023. There can be no assurance that the Advisor will continue to waive all or any portion of the unitary management fee and/or absorb Fund expenses beyond that date. Therefore, the fees and expenses applicable to your investment could increase significantly in the future.

Forward and Futures Contract Risk – The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, including increases to margin requirements by futures commission merchants as a result of market conditions or periods of high volatility, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Gap Risk – The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Leveraging Risk – The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

Liquidity Risk – Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Model Risk – The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy. Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors. Moreover, an increasing number of market participants may rely on models that are similar to those used by the Advisor, which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Fund could suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

Subsidiary Risk – By investing in the Superfund-CFC, the Fund is indirectly exposed to the risks associated with the Superfund-CFC’s investments. The commodity-related instruments held by the Superfund-CFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). The Superfund-CFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Superfund-CFC to operate as described in the Fund’s prospectus and Statement of Additional Information and could adversely affect the Fund.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2022.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
		Consolidated	Consolidated
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures contracts	$798,816	$363,370	$435,446	$—	$—	$—
Foreign currency contracts	368,704	189,315	179,389	—	—	—
Total	$1,167,520	$552,685	$614,835	$—	$—	$—

(1)	Collateral pledged in table above is capped by the recorded investment balances related to futures contracts and forward foreign currency contracts based on the information that was available to the Fund as of April 30, 2022. Total collateral held by the broker as of April 30, 2022 in the form of cash was $2,127,830 as presented gross as cash held for collateral at broker for futures and forward foreign currency contacts on the Consolidated Statement of Assets and Liabilities.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of April 30, 2022:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statement of		Consolidated Statement of Assets
Primary Risk Exposure	Assets and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity contracts:	Net unrealized appreciation on futures contracts	$51,423	Net unrealized depreciation on futures contracts	$(53,211)
Interest rate contracts:	Net unrealized appreciation on futures contracts	120,922	Net unrealized depreciation on futures contracts	(69,989)
Commodity contracts:	Net unrealized appreciation on futures contracts	398,029	Net unrealized depreciation on futures contracts	(228,018)
Foreign exchange contracts:	Net unrealized appreciation on futures contracts	228,442	Net unrealized depreciation on futures contracts	(12,152)
Foreign exchange contracts:	Net unrealized appreciation on forward foreign currency contracts	368,704	Net unrealized depreciation on forward foreign currency contracts	(189,315)
		$1,167,520		$(552,685)

Impact of Derivatives on the Consolidated Statement of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended April 30, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate	Net realized gain (loss) from futures contracts
Equity/Currency/Commodity/Interest Rate	Net realized gain (loss) from forward foreign currency Contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the Fund for the six months ended April 30, 2022:

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2022
Futures Contracts	$191,203	$209,145	$(164,139)	$90,994	$327,203
Forward Foreign Currency Contracts	—	212,079	—	—	212,079
	$191,203	$421,224	$(164,139)	$90,994	$539,282

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2022
Futures Contracts	$466,740	$(68,845)	$(523,503)	$(82,260)	$(207,868)
Forward Foreign Currency Contracts	—	(164,290)	—	—	(164,290)
	$466,740	$(233,135)	$(523,503)	$(82,260)	$(372,158)

The notional value of the derivative instruments outstanding as of April 30, 2022 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold, using the first-in-first-out cost method with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2019 to October 31, 2021, or expected to be taken in the Fund’s October 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and futures contracts, for the six months ended April 30, 2022, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Superfund Advisors Inc. serves as the Fund’s investment advisor (the “Advisor”) . Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. The Advisory Agreement will continue in effect year to year, provided that such continuation shall be specifically approved at least annually by the vote of a majority of the Trust’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Board, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice. For the six months ended April 30, 2022, the Advisor earned advisory fees of $235,577.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services to the Fund.

Effective February 26, 2019, the Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including distribution and service (12b-1) fees and acquired fund fees and expenses, until February 28, 2023 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. This Agreement may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that this expense limitation arrangement will continue in place after February 28, 2023, at which time it will be determined whether such Agreement will be renewed or revised. For the six months ended April 30, 2022, the Advisor waived advisory fees of $235,577. Waived fees are not subject to potential future recoupment.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 28, 2023. The agreement may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that this fee waiver arrangement will continue in place after February 28, 2023, at which time it will be determined whether such arrangement will be renewed or revised. For the six months ended April 30, 2022, pursuant to the Plan, Class A accrued $6,238 in 12b-1 fees, of which $6,238 was waived pursuant to the agreement. Waived Rule 12b-1 fees are not subject to potential future recoupment.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended April 30, 2022, the Distributor received $300 in underwriting commissions for sales of Class A shares of which $38 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures and its respective gross unrealized appreciation and depreciation at April 30, 2022, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Depreciation
$97,875	$—	$(97,875)	$(97,875)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2020 and October 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2021	October 30, 2020
Ordinary Income	$1,622,459	$1,297,807
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,622,459	$1,297,807

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,430,222	$647,908	$—	$—	$(376,496)	$(624)	$2,701,010

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain (loss) and accumulated net investment gain (loss) is primarily attributable to tax adjustments for the Fund’s wholly owned subsidiary and the mark-to-market on open futures contracts and forward foreign currency contracts. GAAP requires

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2022

that certain components of net assets be adjusted to reflect permanent differences between book and tax reporting. For the fiscal year-ended October 31, 2021 there were no reclassifications.

At October 31, 2021, the Fund utilized capital loss carryforwards (“CLCF”), as follows and no additional capital loss carryforwards for federal income tax purposes are available to offset future capital gains:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$901,401

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2022, the Fund assessed $12 in redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the 1940 Act. As of April 30, 2022, Superfund USA Holdings, Inc., an affiliate of the Advisor, held 72.64% of the voting securities of the Fund.

9.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

10.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were available to be issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Superfund Managed Futures Strategy Fund

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

April 30, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”), selected and appointed and recommended BBD, LLP (“BBD”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2022, in replacement of RSM US LLP ("RSM") which served previously as the independent registered public accounting firm for the Fund.

RSM reports on the Fund’s financial statements for either of the past two fiscal years, did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years of the Fund ended October 31, 2020 and October 31, 2021 and the subsequent interim period through April 5, 2022, (i) there were no disagreements between the Fund and RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period and (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the fiscal years of the Fund ended October 31, 2020 and October 31, 2021, and during the subsequent interim period prior to appointing BBD, neither the registrant, nor anyone acting on its behalf, consulted with BBD on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as described in Item 304(a)(1)(v) of Regulation S-K.

Superfund Managed Futures Strategy Fund
EXPENSE EXAMPLES
April 30, 2022 (Unaudited)

As a shareholder of Superfund Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Superfund Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Superfund Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 – 4/30/22	Expense Ratio During Period** 11/1/21 – 4/30/22
Class A	$1,000.00	$1,019.60	$0.00	0.00%ǂ
Class I	1,000.00	1,019.40	0.00	0.00%ǂ

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 – 4/30/22	Expense Ratio During Period** 11/1/21 – 4/30/22
Class A	$1,000.00	$1,024.79	$0.00	0.00%ǂ
Class I	1,000.00	1,024.79	0.00	0.00%ǂ

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

ǂ	See Notes to Consolidated Financial Statements.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-61-SUPER or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-61-SUPER.

Investment Advisor
Superfund Advisors Inc.
P.O. Box 1568
St. George’s
GRENADA

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees, and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

SUPERFD-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Change in registrant's independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, President/Principal Executive Officer

Date 7/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, President/Principal Executive Officer

Date 7/5/22

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Treasurer/Principal Financial Officer

Date 7/5/22